Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosures regarding the relationship between compensation of our named executive officers and certain measure of Company financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its executive compensation decisions for any of the years shown.

The Pay versus Performance table below shows the compensation of our CEO and the average compensation of the non-CEO named executive officers (“Non-CEO NEOs”) as previously reported in our Summary Compensation Table, as well as their “compensation actually paid” (or “CAP”) as calculated pursuant to SEC rules, and certain measures of financial performance for the 2021, 2022, 2023, 2024 and 2025 fiscal years.

	Summary Compensation Table Total for	Summary Compensation Table Total for	Compensation Actually Paid to	Compensation Actually Paid to	Average Summary Compensation Table Total for	Average Compensation Actually Paid to	Value of Initial Fixed $100 Invested on 12/31/2020:		Byline Net Income(5)	Adjusted Pre-Tax Pre- Provision

Year	CEO Roberto Herencia(1) $	CEO Alberto Paracchini(1) $	CEO Roberto Herencia(2) $	CEO Alberto Paracchini(2) $	Non-CEO NEOs(1) $	Non-CEO NEOs(2) $	Byline (TSR)(3) $	Peer Group (TSR)(4) $	(in millions) $	Net Income(6) $

2025	4,537,621	0	4,763,590	0	1,273,951	1,305,344	203.28	131.08	130.1	215.9
2024	2,989,969	0	4,033,733	0	1,038,128	1,265,732	199.26	126.87	120.8	188.9
2023	2,660,867	0	2,949,771	0	1,005,399	1,124,837	159.48	115.77	107.9	189.0
2022	2,264,159	0	1,873,780	0	817,971	635,855	152.87	120.60	88.0	139.5
2021	3,849,983	1,520,807	4,807,889	1,956,677	749,555	948,065	179.30	133.19	92.8	141.6

(1)
Mr. Alberto Paracchini served as the CEO and President until January 31, 2021. Mr. Roberto R. Herencia currently serves as Byline’s Executive Chairman and CEO (as of February 2021). Mr. Paracchini became a Non-CEO NEO for the 2022 — 2025 reported fiscal years covered in the table. Ms. Lindsay Corby was a Non-CEO NEO for 2021 — 2022. Mr. Thomas Abraham was a Non-CEO NEO for 2021 — 2025. Mr. Brogan Ptacin was a Non-CEO NEO for 2022 — 2025. Mr. Thomas Bell, III, was a Non-CEO NEO for 2022 — 2025. The dollar amounts reported are total compensation in the Summary Compensation Table for the CEO and the average for Non-CEO NEOs for each reported fiscal year.
(2)
The dollar amounts reported represent “Compensation Actually Paid”, as calculated in accordance with SEC rules (SCT Total Compensation minus SCT Stock Based Awards and Option Awards Columns).
(3)
Reflects the cumulative total shareholder return for Byline for the period beginning December 31, 2020.
(4)
Reflects the cumulative total shareholder return of the KBW Nasdaq Regional Banking Index (KRX). This is the peer group used by Byline for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2025.
(5)
Net Income as reported in our audited financial statements for the applicable year.
(6)
Adjusted Pre-Tax, Pre-Provision Net Income is a non-GAAP measure. See “GAAP Reconciliation and Management Explanation of non-GAAP Financial Measures” in our 10-K filings for a reconciliation of this measure.

Calculation of Compensation Actually Paid (CAP)

To calculate the amounts in the “Compensation Actually Paid” (CAP) to our CEOs and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table (SCT) for each covered year.

	2025		2024		2023		2022		2021

	Roberto Herencia $	Average Non-CEO NEOs $	Roberto Herencia $	Average Non-CEO NEOs $	Roberto Herencia $	Average Non-CEO NEOs $	Roberto Herencia $	Average Non-CEO NEOs $	Roberto Herencia $	Alberto Paracchini $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	4,537,621	1,273,951	2,989,969	1,038,128	2,660,867	1,005,399	2,264,159	817,971	3,849,983	1,520,807	749,555
Amount deducted for aggregate change in actuarial present value from SCT	—	—	—	—	—	—	—	—	—	—	—
Amount deducted for grant date values in the SCT	(1,992,463)	(272,209)	(1,036,650)	(262,790)	(897,663)	(260,079)	(701,274)	(198,176)	(2,062,509)	(369,037)	(153,624)
Amount added for current year service cost	—	—	—	—	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—	—	—	—	—
Amount added for year-end fair value of unvested awards granted in the current year and dividends accrued	2,187,690	295,755	1,697,062	416,435	965,617	271,650	604,286	130,953	2,013,601	525,645	218,816
Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years and dividends accrued	30,344	7,733	408,211	99,867	177,832	86,858	(146,694)	(38,349)	—	256,578	107,866
Amount added for fair values at vest date for awards granted and vested in current year and dividends paid	—	—	—	—	—	—	—	—	1,006,814	—	—
Amount added for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and dividends paid	397	114	(24,859)	(25,908)	43,118	21,008	(146,698)	(4,166)	—	22,685	25,451
Amount deducted for forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	(72,379)	—		—
Amount added for dividends or dividend equivalents not otherwise included	—	—	—	—	—	—	—	—	—	—	—
Total Adjustments	225,969	31,393	1,043,764	227,604	288,904	119,437	(390,379)	(182,116)	957,906	435,870	198,510
Compensation Actually Paid (as calculated)	4,763,590	1,305,344	4,033,733	1,265,732	2,949,771	1,124,837	1,873,780	635,855	4,807,889	1,956,677	948,065

Company Selected Measure Name	AdjustedPre-TaxPre-Provision Net Income
Named Executive Officers, Footnote	Mr. Alberto Paracchini served as the CEO and President until January 31, 2021. Mr. Roberto R. Herencia currently serves as Byline’s Executive Chairman and CEO (as of February 2021). Mr. Paracchini became a Non-CEO NEO for the 2022 — 2025 reported fiscal years covered in the table. Ms. Lindsay Corby was a Non-CEO NEO for 2021 — 2022. Mr. Thomas Abraham was a Non-CEO NEO for 2021 — 2025. Mr. Brogan Ptacin was a Non-CEO NEO for 2022 — 2025. Mr. Thomas Bell, III, was a Non-CEO NEO for 2022 — 2025. The dollar amounts reported are total compensation in the Summary Compensation Table for the CEO and the average for Non-CEO NEOs for each reported fiscal year.
Peer Group Issuers, Footnote	Reflects the cumulative total shareholder return of the KBW Nasdaq Regional Banking Index (KRX). This is the peer group used by Byline for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2025.
Adjustment To PEO Compensation, Footnote

To calculate the amounts in the “Compensation Actually Paid” (CAP) to our CEOs and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table (SCT) for each covered year.

	2025		2024		2023		2022		2021

	Roberto Herencia $	Average Non-CEO NEOs $	Roberto Herencia $	Average Non-CEO NEOs $	Roberto Herencia $	Average Non-CEO NEOs $	Roberto Herencia $	Average Non-CEO NEOs $	Roberto Herencia $	Alberto Paracchini $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	4,537,621	1,273,951	2,989,969	1,038,128	2,660,867	1,005,399	2,264,159	817,971	3,849,983	1,520,807	749,555
Amount deducted for aggregate change in actuarial present value from SCT	—	—	—	—	—	—	—	—	—	—	—
Amount deducted for grant date values in the SCT	(1,992,463)	(272,209)	(1,036,650)	(262,790)	(897,663)	(260,079)	(701,274)	(198,176)	(2,062,509)	(369,037)	(153,624)
Amount added for current year service cost	—	—	—	—	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—	—	—	—	—
Amount added for year-end fair value of unvested awards granted in the current year and dividends accrued	2,187,690	295,755	1,697,062	416,435	965,617	271,650	604,286	130,953	2,013,601	525,645	218,816
Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years and dividends accrued	30,344	7,733	408,211	99,867	177,832	86,858	(146,694)	(38,349)	—	256,578	107,866
Amount added for fair values at vest date for awards granted and vested in current year and dividends paid	—	—	—	—	—	—	—	—	1,006,814	—	—
Amount added for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and dividends paid	397	114	(24,859)	(25,908)	43,118	21,008	(146,698)	(4,166)	—	22,685	25,451
Amount deducted for forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	(72,379)	—		—
Amount added for dividends or dividend equivalents not otherwise included	—	—	—	—	—	—	—	—	—	—	—
Total Adjustments	225,969	31,393	1,043,764	227,604	288,904	119,437	(390,379)	(182,116)	957,906	435,870	198,510
Compensation Actually Paid (as calculated)	4,763,590	1,305,344	4,033,733	1,265,732	2,949,771	1,124,837	1,873,780	635,855	4,807,889	1,956,677	948,065

Non-PEO NEO Average Total Compensation Amount	$ 1,273,951	$ 1,038,128	$ 1,005,399	$ 817,971	$ 749,555
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,305,344	1,265,732	1,124,837	635,855	948,065
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the amounts in the “Compensation Actually Paid” (CAP) to our CEOs and Non-CEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table (SCT) for each covered year.

	2025		2024		2023		2022		2021

	Roberto Herencia $	Average Non-CEO NEOs $	Roberto Herencia $	Average Non-CEO NEOs $	Roberto Herencia $	Average Non-CEO NEOs $	Roberto Herencia $	Average Non-CEO NEOs $	Roberto Herencia $	Alberto Paracchini $	Average Non-CEO NEOs $
Total Compensation from Summary Compensation Table	4,537,621	1,273,951	2,989,969	1,038,128	2,660,867	1,005,399	2,264,159	817,971	3,849,983	1,520,807	749,555
Amount deducted for aggregate change in actuarial present value from SCT	—	—	—	—	—	—	—	—	—	—	—
Amount deducted for grant date values in the SCT	(1,992,463)	(272,209)	(1,036,650)	(262,790)	(897,663)	(260,079)	(701,274)	(198,176)	(2,062,509)	(369,037)	(153,624)
Amount added for current year service cost	—	—	—	—	—	—	—	—	—	—	—
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—	—	—	—	—
Amount added for year-end fair value of unvested awards granted in the current year and dividends accrued	2,187,690	295,755	1,697,062	416,435	965,617	271,650	604,286	130,953	2,013,601	525,645	218,816
Amount added for year-over-year difference of year-end fair values for unvested awards granted in prior years and dividends accrued	30,344	7,733	408,211	99,867	177,832	86,858	(146,694)	(38,349)	—	256,578	107,866
Amount added for fair values at vest date for awards granted and vested in current year and dividends paid	—	—	—	—	—	—	—	—	1,006,814	—	—
Amount added for difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years and dividends paid	397	114	(24,859)	(25,908)	43,118	21,008	(146,698)	(4,166)	—	22,685	25,451
Amount deducted for forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	(72,379)	—		—
Amount added for dividends or dividend equivalents not otherwise included	—	—	—	—	—	—	—	—	—	—	—
Total Adjustments	225,969	31,393	1,043,764	227,604	288,904	119,437	(390,379)	(182,116)	957,906	435,870	198,510
Compensation Actually Paid (as calculated)	4,763,590	1,305,344	4,033,733	1,265,732	2,949,771	1,124,837	1,873,780	635,855	4,807,889	1,956,677	948,065

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	The below table shows the CEO Compensation Actually Paid and Average Non-CEO NEO Compensation Actually Paid relative to our Net Income.
Compensation Actually Paid vs. Company Selected Measure	The below table shows the CEO Compensation Actually Paid and Average Non-CEO NEO Compensation Actually Paid relative to Byline’s company selected metric—Adjusted Pre-Tax, Pre-Provision Net Income.
Total Shareholder Return Vs Peer Group
Tabular List, Table

As required by SEC rules, the following is a tabular list of financial performance measures we used to link “compensation actually paid” for our NEOs’ to the Company’s 2025 performance. The measures in this table are not ranked; however, the Company-Selected Measure is denoted with an asterisk.

List of Performance Measures
Adjusted Pre-Tax, Pre-Provision Net Income*
Core ROA
Total Shareholder Return (TSR)
Adjusted Efficiency Ratio
NPAs / Assets
Net Charge Offs / Average Loans and Leases

The following graphs, for the past three years, present the relationship between “compensation actually paid” (as defined by SEC rule and shown above) for the CEO and, on average, for our other Non-CEO NEOs, for the following:

•
The Company’s cumulative TSR and the Peer Group’s cumulative TSR;
•
The Company’s Net Income; and
•
The Company Selected Measure, which for Byline is Adjusted Pre-Tax, Pre-Provision Net Income.

Total Shareholder Return Amount	$ 203.28	199.26	159.48	152.87	179.3
Peer Group Total Shareholder Return Amount	131.08	126.87	115.77	120.6	133.19
Net Income (Loss)	$ 130,100,000	$ 120,800,000	$ 107,900,000	$ 88,000,000	$ 92,800,000
Company Selected Measure Amount	215.9	188.9	189	139.5	141.6
PEO Name	Mr. Roberto R. Herencia
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax, Pre-Provision Net Income
Non-GAAP Measure Description	Adjusted Pre-Tax, Pre-Provision Net Income is a non-GAAP measure. See “GAAP Reconciliation and Management Explanation of non-GAAP Financial Measures” in our 10-K filings for a reconciliation of this measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Core ROA
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Efficiency Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	NPAs / Assets
Measure:: 6
Pay vs Performance Disclosure
Name	Net Charge Offs / Average Loans and Leases
Roberto Herencia
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,537,621	$ 2,989,969	$ 2,660,867	$ 2,264,159	$ 3,849,983
PEO Actually Paid Compensation Amount	4,763,590	4,033,733	2,949,771	1,873,780	4,807,889
Alberto Paracchini
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	0	1,520,807
PEO Actually Paid Compensation Amount	0	0	0	0	1,956,677
PEO | Roberto Herencia | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Roberto Herencia | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Roberto Herencia | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Roberto Herencia | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,969	1,043,764	288,904	(390,379)	957,906
PEO | Roberto Herencia | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,992,463)	(1,036,650)	(897,663)	(701,274)	(2,062,509)
PEO | Roberto Herencia | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,187,690	1,697,062	965,617	604,286	2,013,601
PEO | Roberto Herencia | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,344	408,211	177,832	(146,694)
PEO | Roberto Herencia | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,006,814
PEO | Roberto Herencia | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	397	(24,859)	43,118	(146,698)
PEO | Roberto Herencia | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Roberto Herencia | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alberto Paracchini | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alberto Paracchini | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alberto Paracchini | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alberto Paracchini | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					435,870
PEO | Alberto Paracchini | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(369,037)
PEO | Alberto Paracchini | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					525,645
PEO | Alberto Paracchini | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					256,578
PEO | Alberto Paracchini | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Alberto Paracchini | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					22,685
PEO | Alberto Paracchini | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,393	227,604	119,437	(182,116)	198,510
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(272,209)	(262,790)	(260,079)	(198,176)	(153,624)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,755	416,435	271,650	130,953	218,816
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,733	99,867	86,858	(38,349)	107,866
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114	(25,908)	21,008	(4,166)	25,451
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(72,379)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount